Cover	Jul. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42493
Entity Registrant Name	BOXABL INC.
Entity Central Index Key	0001906364
Entity Tax Identification Number	86-2579471
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	5345 E. N. Belt Road
Entity Address, City or Town	North Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89115
City Area Code	(702)
Local Phone Number	500-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BXBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	FG Merger II Corp.